Convertible Note Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Convertible note receivable [abstract]
Convertible Note Receivable Fair Value	$ 13,723	$ 13,723	$ 15,777
Fair value adjustment	$ (283)	$ (2,054)